UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-04379
Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Address of principal executive offices)(Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Name and address of agent for service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.
PLAN INVESTMENT FUND, INC.
Annual Report
December 31, 2008

ADMINISTRATOR:

A
BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

PLAN INVESTMENT FUND, INC.

February 18, 2009
Dear Investors:
On behalf of the Board of Trustees, I am pleased to submit the 2008 Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your support and we will continue to work diligently to maintain your trust and confidence.
As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

Sincerely,

/s/ Gerard T. Mallen

Gerard T. Mallen
President and Chief Executive Officer

GOVERNMENT/REPO PORTFOLIO
Schedule of Investments
December 31, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
AGENCY OBLIGATIONS	4.5%

Federal Home Loan Mortgage Corp.
0.30% (01/05/09)		$20,000	$19,999,333

TOTAL AGENCY OBLIGATIONS
(Cost $19,999,333)			19,999,333

REPURCHASE AGREEMENTS	95.5%

Deutsche Bank Securities, Inc.
0.10% (01/02/09)
To be repurchased at $100,000,556
(collateralized by $145,860,133 par amount of Federal National
Mortgage Association Bonds and
Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes,
4.98% to 6.00%; due 09/01/15 to 04/01/38;
Total Market Value is $103,000,001)		100,000	100,000,000

Goldman Sachs & Co.
0.04% (01/02/09)
To be repurchased at $23,953,053
(collateralized by $451,494,396
par amount of Federal Home Loan Mortgage Corporation Bonds and
Federal National Mortgage Association Bonds
4.00% to 8.50%; due 01/01/10 to 10/01/38;
Total Market Value is $24,671,590)		23,953	23,953,000

Morgan Stanley & Co., Inc.
0.03% (01/02/09)
To be repurchased at $99,760,166
(collateralized by $102,343,864 par amount of
Federal Home Loan Mortgage Corporation Bonds
5.50%; due 04/01/38;
Total Market Value is $102,752,800)		99,760	99,760,000

RBS Greenwich Capital Markets, Inc.
0.10% (01/02/09)
To be repurchased at $100,000,556
(collateralized by $97,250,000 par amount of
Federal Home Loan Mortgage Fixed Rate Note
3.75%; due 06/28/13;
Total Market Value is $103,000,643)		100,000	100,000,000
See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO
Schedule of Investments
December 31, 2008
(Concluded)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
REPURCHASE AGREEMENTS (continued)

UBS Securities LLC
0.07% (01/02/09)
To be repurchased at $100,000,389
(collateralized by $880,013,058 par amount of
Federal National Mortgage Association STRIPS
0.00%; due 01/01/18 to 05/01/37;
Total Market Value is $103,000,744)		$100,000	$100,000,000

TOTAL REPURCHASE AGREEMENTS

(Cost $423,713,000)			423,713,000

TOTAL INVESTMENTS IN SECURITIES	100.0%		$443,712,333

(Cost $443,712,333)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)%		(141,584)

NET ASSETS
(Applicable to 443,570,749 PCs outstanding)	100.0%		$443,570,749

NET ASSET VALUE
Offering and redemption price per PC
($443,570,749/443,570,749 PCs outstanding)			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of December 31, 2008, in valuing the Government/REPO portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	443,712,333
Level 3 - Significant Unobservable Inputs	—

Total	$443,712,333

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
December 31, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
AGENCY OBLIGATIONS	5.9%

Federal Home Loan Bank Discount Notes [1]
1.80% (05/13/09)		$25,000	$24,835,000
Federal Home Loan Bank Variable Rate Notes[1,2]
1.10% (03/13/09)		10,000	10,000,000
Federal National Mortgage Association Discount Notes[1]
0.25% (05/11/09)		6,230	6,224,376
2.00% (05/14/09)		5,600	5,558,622
1.22% (05/15/09)		15,000	14,931,883
1.30% (06/22/09)		10,000	9,937,889

TOTAL AGENCY OBLIGATIONS
(Cost $71,487,770)			71,487,770

BANK OBLIGATIONS	30.1%

DOMESTIC CERTIFICATES OF DEPOSIT	2.5%
Citibank NA
1.00% (01/12/09)		25,000	25,000,000
1.50% (03/17/09)		5,000	5,000,000

			30,000,000

YANKEE CERTIFICATES OF DEPOSIT	27.6%
Banco Bilbao Vizcaya Argentaria, New York
1.94% (03/12/09)		8,000	8,000,155
Banco Santander, New York
2.78% (05/12/09)		10,000	10,000,000
Bank of Montreal, Chicago
0.70% (01/16/09)		7,000	7,000,000
Barclays Bank PLC, New York
2.33% (02/03/09)		25,000	25,000,000
BNP Paribus SA, New York
2.16% (02/17/09)		30,000	30,000,000
2.29% (06/08/09)		9,000	9,000,000
DNB NOR Bank ASA, New York
1.90% (02/09/09)		5,000	5,000,000
Intesa Sanpaolo SPA, New York
1.85% (03/10/09)		4,700	4,700,000
1.45% (03/11/09)		9,950	9,950,000
Lloyds TSB Bank PLC, New York
2.10% (03/04/09)		20,000	20,000,000
Nordea Bank Finland PLC, New York
3.41% (02/24/09)		18,000	18,000,000
2.15% (02/25/09)		15,000	15,000,000
Rabobank Nederland NV, New York
1.75% (02/24/09)		30,000	30,000,000
0.90% (03/16/09)		7,100	7,100,000
See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
December 31, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
BANK OBLIGATIONS

Sanpaolo IMI SPA/New York
3.24% (03/03/09)		$15,000	$15,000,000
2.24% (03/03/09)		12,000	12,000,000
1.30% (03/16/09)		15,000	15,000,000
2.85% (05/12/09)		10,000	10,000,000
Societe Generale, New York
2.25% (02/13/09)		15,000	15,000,000
1.96% (03/05/09)		5,000	5,000,000
1.50% (03/11/09)		2,800	2,800,000
1.60% (06/17/09)		7,500	7,500,000
Svenska Handelsbanken, New York
2.96% (02/03/09)		12,000	12,000,109
1.95% (03/11/09)		3,000	3,000,000
Toronto Dominion Bank, New York
1.90% (02/19/09)		25,000	25,000,000
2.50% (06/09/09)		5,450	5,450,000
2.42% (06/11/09)		9,050	9,050,000

			335,550,264

TOTAL BANK OBLIGATIONS			365,550,264

(Cost $365,550,264)

CORPORATE DEBT	59.7%

COMMERICAL PAPER
ASSET BACKED SECURITIES	30.3%
Atlantis One Funding Corp.
0.70% (03/16/09)		16,000	15,976,978
0.45% (03/17/09)		2,000	1,998,125
0.45% (09/19/09)		10,000	9,990,375
CAFCO LLC
0.87% (03/09/09)		10,000	9,983,808
Chariot Funding LLC
1.05% (03/09/09)		25,000	24,951,146
Ciesco LLC
0.70% (03/19/09)		16,000	15,976,044
CRC Funding LLC
3.30% (01/26/09)		12,000	11,972,500
0.75% (03/19/09)		30,000	29,951,875
Enterprise Funding LLC
2.25% (02/06/09)		33,000	32,925,750
Falcon Asset Securitization Corp.
0.25% (01/21/09)		24,000	23,996,667
1.00% (02/11/09)		25,000	24,971,528
Fairway Finance Co. LLC
0.75% (03/06/09)		10,000	9,986,667
1.06% (03/06/09)		18,000	17,966,080
Jupiter Securitization Company LLC
1.05% (03/02/09)		23,000	22,959,750
See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
December 31, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT (continued)

Liberty Street Funding LLC
0.90% (03/20/09)		$21,900	$21,857,295
Park Avenue Receivables Corp.
1.05% (03/05/09)		25,000	24,954,062
Old Line Funding LLC
4.50% (01/09/09)		20,000	19,980,000
3.50% (01/23/09)		18,532	18,492,362
2.45% (02/06/09)		30,000	29,926,500

			368,817,512

BANKS	24.9%
Barclays US Funding Corp.
1.84% (02/11/09)		35,000	34,926,656
Citigroup Funding, Inc.
2.00% (01/09/09)		10,000	9,995,555
3.15% (03/17/09)		7,000	6,954,062
Citigroup Funding, Inc. — TLGP
0.85% (03/12/09)		30,000	29,950,417
ING (US) Funding LLC
1.80% (01/14/09)		25,000	24,983,750
1.88% (02/10/09)		25,000	24,947,778
JPMorgan Chase Funding Inc.
1.50% (02/06/09)		20,000	19,970,000
1.65% (03/02/09)		20,000	19,945,000
Nordea North America, Inc./DE
1.20% (04/03/09)		30,000	29,908,000
Societe Generale North America, Inc.
2.19% (02/23/09)		15,000	14,951,638
1.43% (03/16/09)		5,850	5,832,804
State Street Corp.
1.00% (01/07/09)		40,000	39,993,333
UBS Finance (Delaware) LLC
1.62% (01/27/09)		30,000	29,964,900
1.40% (04/03/09)		10,000	9,964,611

			302,288,504

INSURANCE	1.4%
New York Life Capital Corp.
0.75% (01/23/09)		17,300	17,292,071

SOAP CLEANERS	2.4%
Procter & Gamble Company
1.10% (03/09/09)		29,190	29,130,242

TOTAL COMMERCIAL PAPER			717,528,329

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
December 31, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT

NOTES AND BONDS

BANKS	0.5%
HSBC USA, Inc.[2]		$1,385	$1,385,000
5.22% (1/15/10)
Wachovia Bank NA2
4.42% (05/01/09)		4,900	4,900,000

			6,285,000

INSURANCE	0.2%
ING USA Global Funding Trust VI2
2.02% (09/18/09)		2,000	2,000,000

TOTAL NOTES AND BONDS			8,285,000

TOTAL CORPORATE DEBT			725,813,329

(Cost $725,813,329)

REPURCHASE AGREEMENTS	5.3%

Deutsche Bank Securities, Inc.
0.10% (01/02/09)
To be repurchased at $8,000,044
(collateralized by $10,911,019,
Government National Mortgage Association Bonds
2.53%; due 05/20/58;
Total Market Value is $8,240,000)		8,000	8,000,000

RBS Greenwich Capital Markets, Inc.
0.10% (01/02/09)
To be repurchased at $50,000,278
(collateralized by $49,984,000
Federal National Mortgage Association Medium Term Notes
0.00% to 4.63%; due 04/20/09 to 04/01/13;
Total Market Value is $51,504,113)		50,000	50,000,000

UBS Securities, Inc.
0.07% (01/02/09)
To be repurchased at $6,093,024
(collateralized by $6,220,000
U.S. Treasury Cash Management Bills
0.00%; due 06/24/09;
Total Market Value is $6,215,355)		6,093	6,093,000

TOTAL REPURCHASE AGREEMENTS			64,093,000

(Cost $64,093,000)
See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
December 31, 2008
(Concluded)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
TOTAL INVESTMENTS IN SECURITIES	101.0%
(Cost $1,226,944,363)			$1,226,944,363

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)%		(11,124,323)

NET ASSETS
(Applicable to 1,215,677,647 PCs outstanding)	100.0%		$1,215,820,040

NET ASSET VALUE
Offering and redemption price per PC
($1,215,820,040/1,215,677,647 PCs outstanding)
			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

PC-Participation Certificate

[1]	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

[2]	The rate shown is the rate as of December 31, 2008, and the date shown is the final maturity date.

[3]	The rate shown is the rate as of December 31, 2008 and the date shown is the date on which principal and accrued interest may be recovered through demand.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of December 31, 2008, in valuing the Money Market Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	1,226,944,363
Level 3 - Significant Unobservable Inputs	—

Total	$1,226,944,363

See accompanying notes to financial statements.

Statements of Assets and Liabilities
December 31, 2008

	Government/REPO	Money Market
	Portfolio	Portfolio
ASSETS
Investments in securities, at amortized cost, which approximates market value	$19,999,333	$1,162,851,363
Repurchase agreements at cost, which approximates market value	423,713,000	64,093,000
Cash	605	737
Accrued interest receivable	860	904,191
Other assets	113,457	181,314

Total Assets	443,827,255	1,228,030,605

LIABILITIES
Dividends payable	16,831	1,822,261
Payable for securities purchased	—	9,964,611
Accrued expenses payable
Investment advisory fees (Note 2)	74,498	283,325
Administration fees (Note 2)	—	80,797
Custodian fees (Note 2)	17,443	19,540
Transfer agent fees (Note 2)	1,553	3,479
Other liabilities	146,181	36,552

Total Liabilities	256,506	12,210,565

NET ASSETS	$443,570,749	$1,215,820,040

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE	$1.00	$1.00

Government/REPO Portfolio
2 billion PCs authorized; 443,570,749 PCs outstanding
($443,570,749/443,570,749 PCs)
Money Market Portfolio
2 billion PCs authorized; 1,215,677,647 PCs outstanding
($1,215,820,040/1,215,677,647 PCs)
See accompanying notes to financial statements.

Statements of Operations
Year Ended December 31, 2008

	Government/REPO	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$13,561,819	$30,773,166

EXPENSES
Investment advisory fees (Note 2)	1,105,328	1,506,542
Administration fees (Note 2)	348,601	565,487
Treasury Guarantee Program (Note 5)	86,955	141,304
Custodian fees (Note 2)	83,308	106,098
Insurance expense	40,673	30,928
Legal fees	19,342	63,820
Audit fees	13,301	48,496
Fund compliance fees	8,450	11,971
Transfer agent fees (Note 2)	4,671	17,921
Trustee expense	1,578	7,792
Miscellaneous	21,747	24,828

Total expenses	1,733,954	2,525,187

Less fees waived (Note 2)	(977,258)	(258,075)

Net expenses	756,696	2,267,112

NET INVESTMENT INCOME	12,805,123	28,506,054

NET REALIZED GAIN ON SECURITIES SOLD	—	164,054

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,805,123	$28,670,108

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO
Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,805,123	$62,481,202

Net increase in net assets resulting from operations	12,805,123	62,481,202

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS:

From net investment income $0.0190 and $0.0504 per PC, respectively	(12,805,123)	(62,481,202)

CAPITAL TRANSACTIONS:

Proceeds from sale of 8,586,452,183 and 16,123,362,074 PCs, respectively	8,586,452,183	16,123,362,074

Value of 10,820,873 and 51,946,864 PCs issued in reinvestment of dividends, respectively	10,820,873	51,946,864

Cost of 8,569,107,057 and 16,645,372,244 PCs repurchased, respectively	(8,569,107,057)	(16,645,372,244)

Net increase/(decrease) in net assets resulting from capital transactions	28,165,999	(470,063,306)

Total increase/(decrease) in net assets	28,165,999	(470,063,306)

NET ASSETS:

Beginning of year	415,404,750	885,468,056

End of year	$443,570,749	$415,404,750

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$28,506,054	$14,784,879
Net realized gain on securities sold	164,054	9,580

Net increase in net assets resulting from operations	28,670,108	14,794,459

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS:

From net investment income $0.0501 and $0.049 per PC, respectively	(28,506,054)	(14,784,879)

CAPITAL TRANSACTIONS:

Proceeds from sale of 10,172,718,482 and 3,012,306,721 PCs, respectively	10,172,718,482	3,012,306,721

Value of 26,169,628 and 8,452,181 PCs issued in reinvestment of dividends, respectively	26,169,628	8,452,181

Cost of 9,444,483,478 and 2,702,845,663 PCs repurchased, respectively	(9,444,483,478)	(2,702,845,663)

Net increase/(decrease) in net assets resulting from capital transactions	754,404,632	317,913,239

Total increase/(decrease) in net assets	754,568,686	317,922,819

NET ASSETS:

Beginning of year	461,251,354	143,328,535

End of year	$1,215,820,040	$461,251,354

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.020	0.050	0.050	0.032	0.013
Net Realized Gain (Loss) on Investments	—	—	—	—	—

Total From Investment Operations	0.020	0.050	0.050	0.032	0.013

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.020)	(0.050)	(0.050)	(0.032)	(0.013)

Total Dividends and Distributions	0.020	(0.050)	(0.050)	(0.032)	(0.013)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.92%	5.15%	5.06%	3.20%	1.29%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$443,571	$415,405	$885,468	$718,146	$693,684

Ratio of Net Expenses to Average Net Assets (1)	0.11%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (2)	1.84%	5.09%	4.96%	3.19%	1.32%

(1)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been .25%, .22%, .22%, .24% and .27% for the years ended December 31, 2008, 2007, 2006, 2005, and 2004, respectively.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been 1.70%, 4.97%, 4.84%, 3.05% and 1.15% for the years ended December 31, 2008, 2007, 2006, 2005, and 2004, respectively.
See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.030	0.050	0.049	0.030	0.011
Net Realized Gain (Loss) on Investments(1)	—	—	—	—	—

Total From Investment Operations	0.030	0.050	0.049	0.030	0.011

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.030)	(0.050)	(0.049)	(0.030)	(0.011)

Total Dividends and Distributions	(0.030)	(0.050)	(0.049)	(0.030)	(0.011)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.67%	5.12%	4.92%	3.05%	1.15%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,215,820	$461,251	$143,329	$189,193	$151,444

Ratio of Net Expenses to Average Net Assets (2)	0.20%	0.23%	0.27%	0.28%	0.27%

Ratio of Net Investment Income to Average Net Assets (3)	2.56%	4.84%	4.80%	3.02%	1.10%

(1)	Less than $0.01 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been .23%, .25%, .30%, .31% and .30% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been 2.53%, 4.82%, 4.77%, 2.99% and 1.07% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.
See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2008
Note 1. Organization and Significant Accounting Policies
Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).
Security Valuation: Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.
Dividends and Distributions to Participation Certificate Holders: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, throughout each year.
Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2007 and 2008 were from ordinary income for U.S. income tax purposes.
Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of December 31, 2008 were entered into on December 31, 2008.
Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio’s either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.
Estimated Maturities: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.
Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Transactions with Affiliates and Related Parties
The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:
BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund’s Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.
BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.
BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees “(other fee waivers)” such that the Government/REPO Portfolio Investment Advisory fees do not exceed 0.10 of one percent (0.10%) of averages daily net assets. BIMC has voluntarily agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has voluntarily agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. These waivers are voluntary and BIMC and BCSFSC expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund.
For the Government/Repo Portfolio BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation, any extraordinary expenses the “portfolio yield”, would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BIMC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BIMC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BIMC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BIMC shall waive all of its fees for such day. BCSFSC or BIMC may terminate this fee waiver (the “portfolio yield waiver”) at any time for any reason upon notice to the other and the Fund.
As a result of these foregoing waivers, for the year ended December 31, 2008, BCSFSC voluntarily waived $214,355 and $69,880 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio respectively. BIMC voluntarily waived $762,903 and $188,195 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2008.
PFPC Trust Company (“PFPC Trust”) acts as custodian of the Fund’s assets and PNC Global Investment Servicing (U.S), Inc (“PNC”) acts as the Fund’s transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PNC are wholly owned subsidiaries of PNC Global Investment Servicing Inc. PFPC Trust and PNC earn fees from the Fund for serving in these capacities.

Note 3. Net Assets
     At December 31, 2008, net assets for both book and tax purposes consisted of:

	Government/REPO	Money Market
	Portfolio	Portfolio

Paid-in Capital	$443,570,749	$1,215,677,647

Undistributed net realized gain on securities sold	—	142,393

Total Net Assets	$443,570,749	$1,215,820,040

Note 4. Uncertain Tax Positions
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No.109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 and provides guidance on measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. Management of the Fund has concluded that as of December 31, 2008 there are no uncertain tax positions that would require financial statement recognition or disclosure. The tax years 2008 through 2004 remain subject to examination by the Internal Revenue Service.
Note 5. Treasury Guarantee Program
The Portfolios participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of each Portfolio’s participation in the Program, in the event a Portfolio’s net asset value falls below $0.995 per share (a “Guarantee Event”), shareholders in the Portfolio will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Portfolio as of the close of business of September 19, 2008, or the amount held in the Portfolio by the shareholder on the date that the guarantee is triggered. The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event. If a guarantee event were to occur, the portfolios would be required to liquidate. Any increase in the number of shares in a shareholder’s balance after the close of business of September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires April 30, 2009, each Portfolio has paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Portfolio’s shares outstanding value as of September 19, 2008. These fees are not covered by the contractual agreement and voluntary waivers to reduce fees, other than the portfolio yield waiver described in Note 2 above. As of December 31, 2008, the respective Portfolio incurred expenses of $86,955 for Government/Repo Portfolio and $141,304 for Money Market Portfolio, reflected within the Treasury Guarantee Program expense in the statement of operations.

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606-4301
USA
Tel: +1 312 486 1000
Fax: +1 312 486 1486
www.deloitte.com
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc., comprised of the Government/REPO Portfolio and Money Market Portfolio (collectively, the “Portfolios”) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the Portfolios’ custodian and brokers. Where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
February 18, 2009

Member of
Deloitte Touche Tohmatsu

Trustees and Officers Disclosure
(Unaudited)
December 31, 2008

Number of
		Term of		portfolios in fund
		office* and		complex	Other
	Position(s) held	length of		overseen by the	trusteeships held
Name, address, and age	with the fund	time served	Principal occupation(s) during past 5 years	trustee	by the trustee

Gerard T. Mallen(1) 300 East Randolph Street	President and Chief Executive Officer	1 Years	December 2008 to present – Treasurer and Finance Division Senior Vice President Health Care Service Corporation;	Two	None
14th Floor Chicago, IL 60601 Age 54	Trustee	4 Years	February 2004 to December 2008 – Vice President Treasury Operations, Health Care Service Corporation (HCSC) (Blue Cross Blue Shield of Illinois, Oklahoma, Texas and New Mexico);

2004 to February 2004 – Vice President and Chief Financial Officer, Fort Dearborn Life (wholly-owned subsidiary of HCSC)

(1)   Gerard T. Mallen may be deemed an “interested person” of the Fund as a result of his status as President and Chief Executive Officer of the Fund.

Number of
		Term of		portfolios in fund
		office* and		complex	Other
	Position(s) held	length of		overseen by the	trusteeships held
Name, address, and age	with the fund	time served	Principal occupation(s) during past 5 years	trustee	by the trustee

John G. Foos P.O. Box 386	Chairman	5 Years	November 2008 to present – retired;	Two	Transatlantic Holdings, Inc.
1016 Lorien Drive Gwynedd Valley, PA 19437 Age 59	Trustee	7 Years	2004 to November 2008 – Senior Vice President and Chief Financial Officer, Independence Blue Cross

Paul F. Brown 225 North Michigan Avenue Chicago, IL 60601 Age 44	Trustee	5 Years	2004 to Present – Vice President, Deputy General Counsel and Assistant Corporate Secretary, BlueCross and BlueShield Association	Two	None

Emil D. Duda 165 Court Street Rochester, NY 14647 Age 57	Trustee	7 Years	2004 – Present – Senior Executive Vice President and Chief Financial Officer, The Lifetime Healthcare Companies	Two	None

Robert A. Leichtle I-20 East at Alpine Road Columbia, SC 29219 Age 62	Trustee	8 Years	2004 to Present – Executive Vice President, Chief Financial Officer and Treasurer, BlueCross and BlueShield of South Carolina	Two	None

Sherrie D. LeMier 450 Riverchase Parkway Birmingham, AL 35242 Age 51	Trustee	1 Year	April 2004 to Present – Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield of Alabama;	Two	None

2004 to March 2004 Vice President, Controller Blue Cross and Blue Shield of Alabama

Trustees and Officers Disclosure
(continued)
December 31, 2008

		Term of		Number of
		office* and		portfolios in fund	Other
	Position(s) held	length of time		complex overseen	trusteeships held
Name, address, and age	with the fund	served	Principal occupation(s) during past 5 years	by the trustee	by the trustee

Joseph F. Reichard, CCM 120 Fifth Avenue Pittsburgh, PA 15222 Age 61	Trustee	11 Years	2004 to Present – Vice President, Treasury Services and Assistant Treasurer, Highmark, Inc.	Two	None

John C. Trifone 445 Industrial Lane Berlin, VT 0-5602 Age 54	Trustee	2 Years	September 2005 to Present – Vice President, Treasurer and Chief Financial Officer, Blue Cross Blue Shield of Vermont;

			2004 to February 2006 – Corporate Vice President of Information Technology & Development; Vice President of Finance, BlueCross BlueShield of Mississippi	Two	None

Marilyn T. Tromans 2301 Main Kansas City, MO 64108 Age 55	Trustee	2 Year	2004 to Present – Vice President and Chief Financial Officer, Blue Cross and Blue Shield of Kansas City	Two	None

Dale E. Palka 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 60	Treasurer Chief Compliance Officer	10 Years 4 Years	2004 to Present – Senior Vice President, BCS Financial Services Corporation

Sandra K. Strutz 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 53	Secretary	6 Years	2004 to Present – Assistant Corporate Secretary, BCS Financial Corporation

*	Term of office is one year

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700, respectively.

Fund Expense Examples
(Unaudited)
December 31, 2008
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2008.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending December 31, 2008” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Government/ REPO Portfolio

			Expenses Paid During
	Beginning AccountValue	Ending Account Value	Six Months Ended
	July 1, 2008	December 31, 2008	December 31, 2008*

Actual	$1,000.00	$1,005.90	$0.61

Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
Money Market Portfolio

			Expenses Paid During
	Beginning AccountValue	Ending Account Value	Six Months Ended
	July 1, 2008	December 31, 2008	December 31, 2008*

Actual	$1,000.00	$1,011.00	$1.01

Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$1.02

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Fund Profile
(Unaudited)
December 31, 2008
Portfolio Holdings Summary Table
Government/REPO Portfolio

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Agency Obligations	4.5%	$19,999,333
Repurchase Agreements	95.5%	423,713,000
Liabilities in Excess of Other Assets	(0.0)%	(141,584)

Net Assets - 100.0%	100.0%	$443,570,749

Maturity Information

Maturity Information	Amount Par	Percentage
1 - 7 days	$443,713,000	100.0%
8 - 14 days	—	0.0%
15 - 30 days	—	0.0%
31 - 60 days	—	0.0%
61 - 90 days	—	0.0%
91 - 120 days	—	0.0%
121 - 150 days	—	0.0%
Over 150 days

	$443,713,000	100.0%

Average Weighted Maturity — 2 days

Fund Profile
(Unaudited)
December 31, 2008
(concluded)
Portfolio Holdings Summary Table
Money Market Portfolio

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Agency Obligations	5.9%	$71,487,770
Bank Obligations — Domestic Certificates of Deposit	2.5%	30,000,000
Bank Obligations — Yankee Certificates of Deposit	27.6%	335,550,264
Commercial Paper — Asset Backed Securities	30.3%	368,817,512
Commercial Paper — Banks	24.9%	302,288,504
Commercial Paper — Insurance	1.4%	17,292,071
Commercial Paper — Soap Cleaners	2.4%	29,130,242
Notes and Bonds — Banks	0.5%	6,285,000
Notes and Bonds — Insurance	0.2%	2,000,000
Repurchase Agreements	5.3%	64,093,000

Total Investments in Securities	101.0%	1,226,944,363

Liabilities in Excess of Other Assets:	(1.0%)	(11,124,323)

Net Assets - 100.0%	100.0%	$1,215,820,040

Maturity Information

Maturity Information	Amount Par	Percentage
1 - 7 days	$108,993,000	8.9%
8 - 14 days	91,385,000	7.4%
15 - 30 days	108,832,000	8.9%
31 - 60 days	358,000,000	29.1%
61 - 90 days	408,490,000	33.3%
91 - 120 days	40,000,000	3.3%
121 - 150 days	71,830,000	5.8%
Over 150 days	41,000,000	3.3%

	$1,228,530,000	100.0%

Average Weighted Maturity — 49 days

Other Disclosures
(Unaudited)
December 31, 2008
The Fund files the Portfolios’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.
Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

Plan Investment Fund, Inc.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700
TRUSTEES

Paul F. Brown Vice President, Deputy General Counsel and Assistant Corporate Secretary BlueCross and BlueShield Association	Gerard T. Mallen President and Chief Executive Officer Plan Investment Fund, Inc.; Treasurer and Finance Division Senior Vice President Health Care Service Corporation

Emil D. Duda Senior Executive Vice President and Chief Financial Officer The Lifetime Healthcare Companies	Joseph F. Reichard, CCM Vice President, Treasury Services and Assistant Treasurer Highmark, Inc.

John G. Foos Chairman Plan Investment Fund, Inc.	John C. Trifone Vice President, Treasurer and Chief Financial Officer Blue Cross and Blue Shield of Vermont

Robert A. Leichtle Executive Vice President, Chief Financial Officer and Treasurer BlueCross and BlueShield of South Carolina	Marilyn T. Tromans Vice President, Chief Financial Officer Blue Cross and Blue Shield of Kansas City

Sherrie D. LeMier Senior Vice President and Chief Financial Officer BlueCross and BlueShield of Alabama
INVESTMENT ADVISOR
GOVERNMENT/REPO PORTFOLIO
and MONEY MARKET PORTFOLIO
BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2. Code of Ethics.
     (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.
     (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.
     (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.
Item 3. Audit Committee Financial Expert.
     The registrant’s Board of Trustees has determined that Marilyn T. Tromans, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.
Item 4. Principal Accountant Fees and Services
Audit and Non-Audit Fees
The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2008 and 2007 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

Year Ended December 31,
	2008	2007
Audit fees	$38,400	$57,800
Audit-related fees	16,000	14,750
Tax fees	0	4,400
All other fees	0	0

Total	$54,400	$72,550
Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2008 and 2007 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved
The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisor and any entity controlling, controlled by or under common control with the Advisor to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisor for such services was approximately $287,500 in 2008 and $325,000 in 2007 related to the Advisor’s regulatory compliance program. These services were pre-approved by the audit committee of the Fund.
Aggregate Non-Audit Fees
The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisor and all affiliates as defined by SEC rules, totaled approximately $405,000 in 2008 and $2,982,000 in 2007. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.
Audit Committee Pre-Approval Policies
The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to the registrant.
Item 6. Schedule of Investments
     Audited schedule of investments is included in Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.
     (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)
     (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.
By:	/s/ Gerard T. Mallen
Gerard T. Mallen, President
Date: February 18, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard T. Mallen
Gerard T. Mallen, President
(Principal Executive Officer)
Date: February 18, 2009

By:	/s/ Dale E. Palka
Dale E. Palka, Treasurer
(Principal Financial Officer)
Date: February 18, 2009

EXHIBIT INDEX
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.